Document and Entity Information	Dec. 29, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2017
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class A
Prospectus:
Trading Symbol	DMCVX
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class C
Prospectus:
Trading Symbol	DVLCX
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class I
Prospectus:
Trading Symbol	DVLIX
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class Y
Prospectus:
Trading Symbol	DMCYX